BIOLOGICAL ASSETS (Tables)	12 Months Ended
Jan. 31, 2019
BIOLOGICAL ASSETS [abstract]
Schedule of biological assets
Balance, January 31, 2018 and 2017	$-
Acquired biological assets	2,298,534
Fair value adjustment on biological assets	(278,920)
Increase in biological assets due to capitalized costs	1,751,906
Transferred to inventory upon harvest	(1,900,980)
Balance, January 31, 2019	$1,870,540

Schedule of unobservable inputs, biological assets
			Effect on Fair Value as of January 31:
Significant Inputs
and Assumptions	Range of Inputs	Sensitivity	2019	2018 and 2017
Selling Price Per	$0.14 to $5.93	Increase 5%	$12,001	N/A (1)
Gram		Decrease 5%	$(9,200)
Estimated Yield Per	237.87 to 257.10 grams	Increase 5%	$91,756	N/A (1)
Cannabis Plant		Decrease 5%	$(91,756)

(1) The Company had no biological assets as of January 31, 2018 and 2017